Financial Assets and Liabilities - Summary of Hedge Accounting (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Beginning balance	R$ (3,859,515)	R$ (1,387,375)
Initial measurement	(3,478,165)	(2,461,836)
Principal amortization	326,535
Interest amortization	444,310	222,839
Fair value	(553,092)	(233,143)
Ending balance	(7,119,927)	(3,859,515)
Debt [member]
Disclosure of detailed information about hedges [line items]
Beginning balance	(4,218,221)	(1,534,072)
Initial measurement	(3,478,165)	(2,461,836)
Principal amortization	364,491
Interest amortization	409,277	173,186
Fair value	(1,541,898)	(395,499)
Ending balance	(8,464,516)	(4,218,221)
Derivative [member]
Disclosure of detailed information about hedges [line items]
Beginning balance	358,706	146,697
Principal amortization	(37,956)
Interest amortization	35,033	49,653
Fair value	988,806	162,356
Ending balance	R$ 1,344,589	R$ 358,706